Summary of Significant Accounting Policies (Details) - Schedule of property and equipment stated accumulated depreciation using the straight-line method over the estimated useful lives of the related assets
Dec. 31, 2022
Computers and Software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment stated accumulated depreciation using the straight-line method over the estimated useful lives of the related assets [Line Items]
Property and equipment, depreciation percentage	33.00%
Electronic and laboratory equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment stated accumulated depreciation using the straight-line method over the estimated useful lives of the related assets [Line Items]
Property and equipment, depreciation percentage	15.00%
Electronic and laboratory equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment stated accumulated depreciation using the straight-line method over the estimated useful lives of the related assets [Line Items]
Property and equipment, depreciation percentage	33.00%
Furniture and office equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment stated accumulated depreciation using the straight-line method over the estimated useful lives of the related assets [Line Items]
Property and equipment, depreciation percentage	7.00%
Production equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment stated accumulated depreciation using the straight-line method over the estimated useful lives of the related assets [Line Items]
Property and equipment, depreciation percentage	33.00%
Production equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment stated accumulated depreciation using the straight-line method over the estimated useful lives of the related assets [Line Items]
Property and equipment, depreciation percentage	50.00%